Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Business segment information
Net revenue		¥ 2,015,200	¥ 2,176,100
Net interest income		1,105,413	1,130,599
Operating expenses		1,299,000	1,362,700
Operating profit (loss)		716,200	813,400
BTMU and MUTB [Member]
Business segment information
Net revenue		1,164,700	1,235,400
Net interest income		625,700	706,700
Net fees		328,700	339,400
Other		210,300	189,300
Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	850,500	940,700
Japanese Corporate Business In Overseas [Member]
Business segment information
Net revenue		79,100	96,400
Operating expenses		74,100	80,000
Operating profit (loss)		5,000	16,400
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue	[2]	1,668,700	1,829,900
Operating expenses	[2]	1,124,800	1,180,300
Operating profit (loss)	[2]	543,900	649,600
Business Segment [Member] | Customer Business [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	836,200	916,300
Net interest income	[2]	413,500	448,500
Net fees	[2]	368,800	396,600
Other	[2]	53,900	71,200
Business Segment [Member] | Customer Business [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	832,500	913,600
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member]
Business segment information
Net revenue		584,200	646,600
Operating expenses		480,100	488,900
Operating profit (loss)		104,100	157,700
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		243,000	274,400
Net interest income		168,200	177,800
Net fees		71,500	92,500
Other		3,300	4,100
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	341,200	372,200
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Business segment information
Net revenue	[2]	501,600	540,800
Operating expenses	[2]	293,200	303,300
Operating profit (loss)	[2]	208,400	237,500
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	403,600	431,400
Net interest income	[2]	171,500	185,700
Net fees	[2]	188,800	193,700
Other	[2]	43,300	52,000
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	98,000	109,400
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Business segment information
Net revenue	[2]	579,400	651,000
Operating expenses	[2]	372,700	417,200
Operating profit (loss)	[2]	206,700	233,800
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	200,700	226,200
Net interest income	[2]	92,200	108,800
Net fees	[2]	87,000	88,200
Other	[2]	21,500	29,200
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	378,700	424,800
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Business segment information
Net revenue		82,600	87,900
Operating expenses		52,900	50,900
Operating profit (loss)		29,700	37,000
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		35,100	37,500
Net fees		35,100	37,500
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	47,500	50,400
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		357,300	332,000
Operating expenses		100,800	106,900
Operating profit (loss)		256,500	225,100
Business Segment [Member] | Global Markets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		266,800	238,200
Net interest income		120,300	129,600
Net fees		(2,600)	(13,200)
Other		149,100	121,800
Business Segment [Member] | Global Markets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	90,500	93,800
Business Segment, Other [Member]
Business segment information
Net revenue		(10,800)	14,200
Operating expenses		73,400	75,500
Operating profit (loss)		(84,200)	(61,300)
Business Segment, Other [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		61,700	80,900
Net interest income		91,900	128,600
Net fees		(37,500)	(44,000)
Other		7,300	(3,700)
Business Segment, Other [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	¥ (72,500)	¥ (66,700)

[1]	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.
[2]	Net revenue, operating expenses, and operating profit from Japanese Corporate business in overseas were ¥96.4 billion, ¥80.0 billion, and ¥16.4 billion for the six months ended September 30, 2015, and ¥79.1 billion, ¥74.1 billion, and ¥5.0 billion for the six months ended September 30, 2016, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business.